PENSION PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Net periodic benefit expense
The Company’s net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the three months ended
(amounts in thousands)	March 30, 2013	March 31, 2012
Service cost	$29	$—
Interest cost	440	467
Expected return on plan assets	(513)	(504)
Amortization of loss	234	200
Net periodic benefit expense	$190	$163

The Company’s net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Service cost	$101	$98	$92
Interest cost	1,850	1,931	2,014
Expected return on plan assets	(2,008)	(2,028)	(1,818)
Amortization of loss	807	269	203
Net periodic benefit expense	$750	$270	$491